STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity

	Number of Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance December 31, 2021	437,000	$0.79	2.87	0.00
Option granted	–	$–
Options cancelled	(70,000)	$0.62
Options exercised	–	$–
Balance December 31, 2022	367,000	$0.85	2.24	0.00
Option granted	–	$–
Options cancelled	(30,000)	$0.62
Options exercised	–	$–
Balance December 31, 2023	337,000	$0.85	1.24	0.00
Option granted	–	$–
Options cancelled	(247,000)	$1.24
Options exercised	–	$–
Balance December 31, 2024	90,000	$0.05	2.87	0.00

Exercisable at December 31, 2024	90,000	$0.05	2.87	0.00